STAPLED UNITHOLDERS' EQUITY - Executive Deferred Stapled Unit Plan (Details) - Restricted Stapled Unit Plan for executives and employees	12 Months Ended
Dec. 31, 2022 shares
Executive Deferred Stapled Unit Plan
Percentage of vesting of the number of stapled units	100.00%
Maximum
Executive Deferred Stapled Unit Plan
Number of stapled units which may be issued	1,000,000
Number of preceding trading days in Toronto Stock Exchange or New York Stock Exchange	5 days
Settlement period	60 days